January 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Enhanced Short-Term Bond Active ETF | CSHP | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares Enhanced Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	$1,000	$986,741
Banks — 1.1%
JPMorgan Chase & Co., 4.08%, 04/26/26, (1-day SOFR + 1.320%)(a)	1,000	998,292
Health Care - Products — 1.1%
GE HealthCare Technologies Inc., 5.60%, 11/15/25	1,000	1,005,919
Holding Companies - Diversified — 1.1%
Blackstone Private Credit Fund, 7.05%, 09/29/25	1,000	1,013,101
Oil & Gas — 1.1%
Ovintiv Inc., 5.38%, 01/01/26	1,000	1,003,364
Total Corporate Bonds & Notes — 5.4% (Cost: $5,006,641)		5,007,417
Foreign Government Obligations
Canada — 14.9%
Canadian Treasury Bill 0.00% 03/27/25(b)	CAD 20,274	13,889,158
Total Foreign Government Obligations — 14.9% (Cost: $13,992,510)		13,889,158
U.S. Treasury Obligations(c)
U.S. Treasury Bill
4.32%, 02/11/25	22,187	22,165,971
Security	Par (000)	Value
4.32%, 03/04/25	$7,862	$7,835,465
4.34%, 02/04/25	7,813	7,811,886
4.34%, 03/25/25	42,635	42,384,337
Total U.S. Treasury Obligations — 86.2% (Cost: $80,179,943)		80,197,659
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	1,610,000	1,610,000
Total Money Market Funds — 1.7% (Cost: $1,610,000)		1,610,000
Total Investments — 108.2% (Cost: $100,789,094)		100,704,234
Liabilities in Excess of Other Assets — (8.2)%		(7,605,095)
Net Assets — 100.0%		$93,099,139

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$330,000	$1,280,000 (a)	$—	$—	$—	$1,610,000	1,610,000	$18,262	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	(18)	03/31/25	$3,703	$(3,573)
3-Month Euro EURIBOR	13	06/16/25	3,299	(5,977)
				(9,550)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Enhanced Short-Term Bond Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
3-Month SOFR	(14)	09/16/25	$(3,357)	$2,367
				$(7,183)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,099,057	CAD	20,274,000	UBS AG	03/27/25	$118,216
						$118,216
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,007,417	$—	$5,007,417
Foreign Government Obligations	—	13,889,158	—	13,889,158
U.S. Treasury Obligations	—	80,197,659	—	80,197,659
Short-Term Securities
Money Market Funds	1,610,000	—	—	1,610,000
	$1,610,000	$99,094,234	$—	$100,704,234
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$118,216	$—	$118,216
Interest Rate Contracts	2,367	—	—	2,367

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Enhanced Short-Term Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(9,550)	$—	$—	$(9,550)
	$(7,183)	$118,216	$—	$111,033

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
USD	United States Dollar

Portfolio Abbreviation
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate